UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4066

Pacific Capital Cash Assets Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Cash Assets Trust
Schedule of Investments
June 30, 2011
(unaudited)

	Principal	Security
	Amount	Description	Value	(a)

U.S. Government Agency Obligations (71.7%):
Federal Home Loan Mortgage Corporation (65.9%):
	$17,918,000	0.09%, 07/05/11	$17,917,831
	40,000,000	0.07%, 07/27/11	39,997,862
	10,000,000	0.14%, 08/09/11	9,998,483
	12,000,000	0.14%, 08/10/11	11,998,133
	18,000,000	0.07%, 08/29/11	17,997,935
	29,960,000	0.06%, 10/24/11	29,954,258
	41,078,000	0.10%, 11/02/11	41,063,851
			168,928,353

Federal National Mortgage Association (5.8%):
	10,000,000	0.14%, 10/12/11	9,995,994
	5,000,000	0.12%, 11/23/11	4,997,583
			14,993,577

Total U.S. Government Agency Obligations			183,921,930

Commercial Paper (9.7%)

Finance (9.7%):
	10,000,000	Prudential, 0.12%, 07/01/11	10,000,000
	10,000,000	Toyota Motor Credit, 0.15%, 07/08/11	9,999,708
	5,000,000	Salvation, VRDO*, 0.22%, 08/01/11	5,000,000
Total Commercial Paper			24,999,708

Municipal Securities (18.6%):
	10,000,000	District of Columbia, University Revenue Bonds (George Washington University), VRDO*, 0.09%, 09/15/29	10,000,000

	11,600,000	Hartford, Connecticut Redevelopment Agency, Multi Family Mortgage Revenue Refunding, Underwood Tower Project, VRDO*, 0.18%, 06/01/20	11,600,000

	5,100,000	Missouri State Health & Educational Facilities Authority, Refunding, St. Louis University, Series A-1, VRDO*, 0.03%, 10/01/35	5,100,000

	8,265,000	Nevada Housing Division Multi-Unit Housing, Sierra Pointe Apartments, Series 2005, VRDO*, 0.08%, 04/15/38	8,265,000

	11,170,000	New York State Dormitory Authority Revenues, State Supported Debt, Rochester, VRDO*, 0.03%, 07/01/31	11,170,000

	1,500,000	New York State Housing Finance Agency Revenue, Victory Housing, Series 2000-A, VRDO*, 0.07%, 11/01/33	1,500,000
Total Municipal Securities			47,635,000

Total Investments (Amortized Cost $256,556,638†) - 100.0%			256,556,638
Other assets less liabilities - 0.0%			(25,304)
NET ASSETS - 100.0%			$256,531,334
____________

* Variable interest rate- subject to periodic change.

† Cost for Federal income tax and financial reporting purposes is identical.

Abbreviation:
VRDO- Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
			Percent of
		Portfolio Distribution	Investments
		U.S. Government Agency Obligations	71.7%
		Commercial Paper	9.7
		Municipal Securities	18.6
			100.0%

See accompanying notes to financial statements.

Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	256,556,638
Level 3 – Significant Unobservable Inputs	-
Total	$256,556,638
+See schedule of investments for a detailed listing of securities.

Tax-Free Cash Assets Trust
Schedule of Investments
June 30, 2011
(unaudited)

Principal
Amount	Municipal Securities (98.0%)	Value	(a)

$1,115,000	Colorado Educational & Cultural Facilities Authority Revenue Bond - Boulder Country Day School, VRDO*, 0.180%, 09/01/26	$1,115,000
2,400,000	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation Board, VRDO*, 0.050%, 07/01/29	2,400,000
915,000	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation Board, VRDO*, 0.050%, 02/01/35	915,000
2,010,000	District of Columbia Revenue American Geophysical Union, VRDO*, 0.160%, 09/01/23	2,010,000
2,200,000	Jacksonville, FL, Industrial Development Revenue University of Florida Health Science Center, VRDO*, 0.120%, 07/01/19	2,200,000
1,100,000	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue Refunding, Miami Children's Hospital, Series A, Prerefunded to 08/15/11 @101 AMBAC Insured, 5.625%, 08/15/14	1,118,239
1,000,000	Orange County, FL, Housing Financial Authority Post Apartment Homes, FNMA Insured VRDO*, 0.100%, 06/01/25	1,000,000
1,000,000	Orlando, FL, Utilities Commission Water & Electric Revenue Refunding, Prerefunded to 10/01/11 @101, 5.250%, 10/01/20	1,022,412
1,350,000	Hawaii State, Series CH, NPFG-IBC Insured, 4.750%, 11/01/11	1,369,202
1,630,000	Hawaii State, Series CM, ETM, FGIC-NPFG Insured, 6.000%, 12/01/11	1,668,194
1,140,000	Hawaii State, Series CV, FGIC-NPFG Insured, 5.500%, 08/01/11	1,145,028
1,500,000	Hawaii State, Series CX, Prerefunded to 02/01/12 @100, AGM Insured, 5.500%, 02/01/15	1,545,594
1,685,000	Hawaii State, Series CX, Prerefunded to 02/01/12 @100, AGM Insured, 5.500%, 02/01/21	1,734,576
725,000	Hawaii State, Series CY, AGM Insured, 5.500%, 02/01/12	746,437
705,000	Hawaii State, Series CZ, ETM, AGM Insured, 5.250%, 07/01/11	705,000
675,000	Hawaii State, Series DF, AMBAC Insured, 5.000%, 07/01/12	706,183
2,000,000	Hawaii State, Series DG, Refunding, AMBAC Insured, 5.000%, 07/01/12	2,089,860
13,255,000	Hawaii State Department of Budget and Finance Special Purpose Revenue Refunding Queens Health System, Series B, Bank of America Insured VRDO*, 0.070%, 07/01/29	13,255,000
400,000	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @100 AGM Insured, 5.250%, 07/01/12	400,000
1,000,000	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @100 AGM Insured, 5.375%, 07/01/17	1,000,000
2,300,000	Hawaii State Housing Finance & Development Corp., Multi Family, Lokahi Kau, FHLMC Insured VRDO*, 0.070%, 12/01/41	2,300,000
700,000	Honolulu City & County, HI, Refunding, Series B, NPFG Insured, 5.000%, 07/01/11	700,000
4,245,000	Honolulu City & County, HI, Series A, Prerefunded to 09/01/11 @100 AGM Insured, 5.250%, 09/01/22	4,279,371
3,500,000	Honolulu City & County, HI, Series A, Prerefunded to 09/01/11 @100, AGM Insured, 5.375%, 09/01/18	3,529,350
1,975,000	University of Hawaii Revenue, Series B-2, 2.500%, 10/01/11	1,984,409
600,000	Chicago, IL, Refunding Series A-2, ETM, AMBAC Insured, 6.125%, 01/01/12	616,510
1,500,000	Illinois State First Series, Prerefunded to 11/01/11 @100 FGIC Insured, 5.375%, 11/01/13	1,525,391
1,500,000	Illinois State For Future Issues, First Series, Prerefunded to 11/01/11 @100, FGIC-NPFG Insured, 5.375%, 11/01/19	1,525,839
2,000,000	Indiana Financial Authority Health System Revenue, Sisters St. Francis Health, VRDO*, 0.050%, 09/01/48	2,000,000
2,000,000	Indiana State Financial Authority Environmental Revenue Refunding, Duke Energy, VRDO*, 0.030%, 10/01/40	2,000,000
2,600,000	Breckenridge County, KY, Lease Program Revenue VRDO*, 0.070%, 02/01/31	2,600,000
2,800,000	Louisville & Jefferson County, KY, Visitors & Convention, Refunding, AGM Insured, VRDO*, 0.050%, 12/01/22	2,800,000
5,395,000	Louisiana Public Facilities Authority Revenue, Christus Health, AGM Insured, 3.000%, 07/01/11	5,395,000
3,000,000	Bloomington, MN, Bristol Apartments Multi-Family Revenue Bond FNMA Insured VRDO*, 0.130%, 11/15/32	3,000,000
1,495,000	Inver Grove Heights, MN, Senior Housing Revenue FNMA Insured VRDO*, 0.080%, 05/15/35	1,495,000
6,245,000	Oak Park Heights, MN, VSSA Boutwells Landing Multi-Family Revenue Bond, FHLMC Insured VRDO*, 0.080%, 11/01/35	6,245,000
1,395,000	Plymouth, MN, Parkside II Multi-Family Housing FNMA Insured VRDO*, 0.080%, 04/15/33	1,395,000
2,000,000	St. Paul, MN, Housing & Redevelopment Authority, Multi Family Housing, Highland Ridge Project, FHLMC Insured VRDO*, 0.080%, 10/01/33	2,000,000
825,000	Cape Girardeau County, MO, Industrial Development Authority Healthcare Refunding, Southeast Missouri Hospital Association, Prerefunded to 06/01/12 @100, 5.750%, 06/01/32	864,534
6,000,000	Kansas City, MO, Industrial Development Authority Revenue Bond, (Ewing Marion Kaufman Foundation) VRDO*, 0.080%, 04/01/27	6,000,000
1,840,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series A, VRDO*, 0.030%, 02/15/34	1,840,000

2,655,000	St. Louis, MO, Airport Revenue, Airport Development Program, Series 2001A, Prerefunded to 07/01/11 @100 NPFG Insured, 5.625%, 07/01/15		2,655,000
1,600,000	New Jersey Health Care Facilities Financing Authority Revenue, Meridian, AGM Insured, VRDO*, 0.050%, 07/01/38		1,600,000
2,500,000	New Jersey Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, VRDO*, 0.050%, 07/01/36		2,500,000
1,500,000	New Jersey State Transportation TR Fund Authority For Future Issue, Transportation System B, Prerefunded to 12/15/11 @100, NPFG Insured, 6.000%, 12/15/14		1,539,221
1,575,000	New Jersey State Transportation TR Fund Authority For Future Issue, Refunding, Transportation System Series B, Prerefunded to 12/15/11 @100, NPFG Insured, 5.000%, 12/15/21		1,609,011
1,800,000	North Carolina Medical Catholic Health East VRDO*, 0.070%, 11/15/28		1,800,000
4,555,000	Union County, NC, Enterprise System, AGM Insured VRDO*, 0.140%, 06/01/21		4,555,000
900,000	Columbus, OH, City School District, Linden Elementary Construction, Prerefunded to 12/01/11 @100, AGM Insured, 5.000%, 12/01/28		917,644
2,050,000	Hamilton County, OH, Hospital Facilities Revenue, Children's Hospital Medical Center, VRDO*, 0.070%, 05/15/37		2,050,000
1,000,000	Ohio State Higher Education, Series B, Prerefunded to 11/01/11 @100, 5.000%, 11/01/15		1,016,041
1,530,000	Oklahoma Development Finance Authority Revenue Refunding AGM Insured VRDO*, 0.050%, 08/15/33		1,530,000
5,000,000	Oregon State Facilities Authority Revenue Peacehealth VRDO*, 0.060%, 05/01/47		5,000,000
1,100,000	Emmaus, PA, General Authority VRDO*, 0.110%, 03/01/24		1,100,000
3,880,000	Luzerne County, PA, Series A, AGM Insured, VRDO*, 0.110%, 11/15/26		3,880,000
2,455,000	Philadelphia, PA Authority for Industrial Development Lease Revenue, Series B, Prerefunded to 10/01/11 @101, AGM Insured, 5.500%, 10/01/16		2,511,170
1,000,000	Puerto Rico Public Finance Corp., Commonwealth, Series E, Prerefunded to 02/01/12 @100, 5.500%, 08/01/29		1,030,391
4,410,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue First Sub-Series A, VRDO*, Prerefunded to 08/01/11 @100, 5.000%, 08/01/39		4,427,139
1,800,000	Bexar County, TX, Housing Financial Corp., Multi Family Housing Revenue, Northwest Trails Apartments, FNMA Insured VRDO*, 0.080%, 12/15/34		1,800,000
2,000,000	Harris County, TX, Cultural Educational Facilities Financial Corp., Texas Medical Center, VRDO*, 0.040%, 09/01/31		2,000,000
4,000,000	Utah County, UT, Hospital Revenue IHC Health Services Inc., Series B, VRDO*, 0.070%, 05/15/35		4,000,000
1,800,000	Washington State Housing Finance Commission, Northwest School Project, VRDO*, 0.110%, 06/01/32		1,800,000

	Total Investments (Amortized Cost $141,561,746††) - 98.0%		141,561,746
	Other assets less liabilities- 2.0%		2,928,235
	NET ASSETS-100.0%		$144,489,981
____________
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

†† Cost for Federal income tax and financial reporting purposes is identical.

		Percent of
Portfolio Distribution		Investments
Colorado		3.1%
District of Columbia		1.4
Florida		3.8
Hawaii		27.7
Illinois		2.6
Indiana		2.8
Kentucky		3.8
Louisiana		3.8
Minnesota		10.0
Missouri		8.0
New Jersey		5.1
North Carolina		4.5
Ohio		2.8
Oklahoma		1.1
Oregon		3.5
Pennsylvania		5.3
Puerto Rico		3.9
Texas		2.7
Utah		2.8
Washington		1.3
		100.0%

	PORTFOLIO ABBREVIATIONS:

	AGM - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corp.
	FNMA - Federal National Mortgage Association
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	VRDO - Variable Rate Demand Obligation

	See accompanying notes to financial statements.

Tax-Free Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Short-Term Instruments+	141,561,746
Level 3 – Significant Unobservable Inputs	-
Total	$141,561,746
+See schedule of investments for a detailed listing of securities.

U.S. Government Securities Cash Assets Trust
Schedule of Investments
June 30, 2011
(unaudited)

	Principal	Security
	Amount	Description	Value	(a)

U.S. Government Agency Obligations (97.5%):
Federal Home Loan Mortgage Corporation (68.2%):
	$36,000,000	0.08%, 07/05/11	$35,999,666
	38,000,000	0.20%, 07/11/11	37,997,889
	100,000,000	0.07%, 07/27/11	99,994,656
	25,000,000	0.14%, 08/09/11	24,996,208
	18,000,000	0.14%, 08/10/11	17,997,200
	50,000,000	0.03%, 08/12/11	49,998,250
	60,000,000	0.07%, 08/29/11	59,993,117
	50,000,000	0.05%, 09/12/11	49,994,931
	60,000,000	0.08%, 09/19/11	59,990,000
	40,000,000	0.10%, 11/07/11	39,985,667
	40,000,000	0.10%, 11/14/11	39,984,284
			516,931,868

Federal National Mortgage Association (29.3%):
	90,340,000	0.08%, 08/24/11	90,329,837
	80,000,000	0.09%, 09/13/11	79,985,200
	30,000,000	0.14%, 10/12/11	29,987,983
	22,000,000	0.12%, 11/23/11	21,989,367
			222,292,387

Total Investments (Amortized Cost $739,224,255†) - 97.5%			739,224,255
Other assets less liabilities - 2.5%			18,592,009
NET ASSETS - 100.0%			$757,816,264
____________
† Cost for Federal income tax and financial reporting purposes is identical.

			Percent of
Portfolio Distribution			Investments
U. S. Government Agency Obligations			100.0%

See accompanying notes to financial statements.

U.S. Government Securities Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	739,224,255
Level 3 – Significant Unobservable Inputs	-
Total	$739,224,255
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:
Diana P. Herrmann
Vice Chair, President and Trustee
August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Diana P. Herrmann
Vice Chair, President and Trustee
August 24, 2011

By:
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 24, 2011